OPERATING LEASE RIGHT OF USE ASSET AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING LEASE RIGHT OF USE ASSET AND LEASE LIABILITIES
Schedule of operating lease right of use assets
	As of	As of
	December 31, 2022	December 31, 2021
Balance as of December 31, 2021	$41,090	$62,529
Add: Addition of right of use assets	32,281	-
Reduction due to discount on rental	-	(913)
Less: accumulated amortization	(15,534)	(18,305)
Foreign translation differences	(2,107)	(2,221)
Balance as of December 31, 2022	$55,730	$41,090

Schedule of the operating lease liability
	As of	As of
	December 31, 2022	December 31, 2021
Balance as of beginning of the year	$42,909	$63,079
Add: Addition of lease liabilities	30,770	-
Less: Discount on rental	-	(972)
Less: gross repayment	(19,618)	(16,856)
Add: imputed interest	4,913	2,704
Foreign translation differences	(2,199)	(5,046)
Balance as of end of the year	56,775	42,909
Less: lease liabilities current portion	(16,569)	(18,272)
Lease liabilities non-current portion	$40,206	$24,637

Schedule of maturities of the operating lease obligation
	As of	As of
Years ending December 31:	December 31, 2022	December 31, 2021
2022	-	18,272
2023	16,569	11,987
2024	17,048	12,650
2025	11,209	-
2026	11,949	-
Total	$56,775	$42,909

Schedule of Amortization of Right of Use
	As of	As of
	December 31, 2022	December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$(126,686)	$(20,169)
Right of use assets obtained in exchange for operating lease liabilities	55,730	41,090
Remaining lease term for operating leases (years)	4	2
Weighted average discount rate for operating leases	$6.40%	$5.40%